DAC, VOBA, DSI and DFEL (Tables)	12 Months Ended
Dec. 31, 2022
DAC, VOBA, DSI and DFEL [Abstract]
Reconciliation of DAC, VOBA and DSI

	As of December 31,
	2022	2021
DAC, VOBA and DSI
Traditional Life	$1,383	$1,254
UL and Other	6,100	5,902
Variable Annuities	3,879	3,856
Fixed Annuities	479	495
Group Protection	141	140
Retirement Plan Services	253	249
Total DAC, VOBA and DSI	$12,235	$11,896

Reconciliation of DFEL

	As of December 31,
	2022	2021
DFEL
UL and Other	$4,766	$3,934
Variable Annuities	286	291
Total DFEL	$5,052	$4,225

DAC

	For the Year Ended December 31, 2022
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,195	$5,360	$3,717	$448	$140	$235
Deferrals	266	539	391	60	98	20
Amortization	(128)	(294)	(357)	(69)	(97)	(19)
Balance as of end-of-year	$1,333	$5,605	$3,751	$439	$141	$236

	For the Year Ended December 31, 2021
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,082	$5,425	$3,570	$479	$187	$232
Business acquired (sold) through
reinsurance	-	(294)	-	-	-	-
Deferrals	220	523	487	29	91	22
Amortization	(107)	(294)	(340)	(60)	(138)	(19)
Balance as of end-of-year	$1,195	$5,360	$3,717	$448	$140	$235

VOBA

	For the Year Ended December 31, 2022
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$59	$511	$20
Deferrals	-	2	-
Amortization	(9)	(48)	(3)
Balance as of end-of-year	$50	$465	$17

	For the Year Ended December 31, 2021
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$67	$810	$23
Business acquired (sold) through
reinsurance	-	(234)	-
Deferrals	1	-	-
Amortization	(9)	(65)	(3)
Balance as of end-of-year	$59	$511	$20

Estimated Future Amortization Of VOBA

2023	$45
2024	41
2025	38
2026	35
2027	30

DSI

	For the Year Ended December 31, 2022
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$31	$139	$27	$14
Deferrals	1	1	-	4
Amortization	(2)	(12)	(4)	(1)
Balance as of end-of-year	$30	$128	$23	$17

	For the Year Ended December 31, 2021
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$35	$150	$30	$14
Deferrals	1	3	-	1
Amortization	(5)	(14)	(3)	(1)
Balance as of end-of-year	$31	$139	$27	$14

DFEL

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	UL and	Variable	UL and	Variable
	Other	Annuities	Other	Annuities

Balance as of beginning-of-year	$3,934	$291	$3,298	$293
Business acquired (sold) through
reinsurance	-	-	(161)	-
Deferrals	1,061	23	988	27
Amortization	(229)	(28)	(191)	(29)
Balance as of end-of-year	$4,766	$286	$3,934	$291